Total
VELA FUNDS
VELA Income Opportunities Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 19 of the fund’s Prospectus and the Shares of the Fund section on page 18 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA Income Opportunities Fund	VELA Income Opportunities Fund Class A	VELA Income Opportunities Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA Income Opportunities Fund		VELA Income Opportunities Fund Class A	VELA Income Opportunities Fund Class I
Management fees		0.50%	0.50%
Distribution (12b-1) fees		0.25%	none
Other expenses (administrative fees)	[1]	0.42%	0.42%
Total annual fund operating expenses		1.17%	0.92%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA Income Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
VELA Income Opportunities Fund Class A	613	853
VELA Income Opportunities Fund Class I	94	293

VELA FUNDS

(the “Trust”)

VELA Income Opportunities Fund

(the “Fund”)

(a series of VELA Funds)

Supplement dated September 30, 2022 to the Prospectus and the Summary Prospectus each dated March 30, 2022

This Supplement updates and supersedes any contrary information contained in the Prospectus and the Summary Prospectus.

Effective October 1, 2022, VELA Investment Management, LLC, will reduce the contractual administrative fee for the Fund from an annual rate of 0.45% to 0.42% of the Fund’s average daily net assets of Class A and Class I shares. Accordingly, the Prospectus and the Summary Prospectus are updated as follows:

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 1 of the Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 19 of the fund’s Prospectus and the Shares of the Fund section on page 18 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses (administrative fees)[1]	0.42%	0.42%
Total annual fund operating expenses	1.17%	0.92%

(1)

The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$613	$853
Class I	$94	$293

The subsection entitled “Management of the Fund” within the section entitled “Fund Details” beginning on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

VELA Investment Management, LLC (the “Adviser”), 220 Market Street, Suite 208, New Albany, Ohio 43054, manages the day-to-day investment decisions of the funds and continuously reviews, supervises and administers the funds’ investment programs. The Adviser provides advisory services to individuals, high-net-worth individuals, charitable organizations, corporations and business entities. The Adviser’s research analysts and portfolio managers average over 20 years of experience investing in individual securities. The Advisor was formed in November 2019. As of July 31, 2022, the Adviser managed approximately $293.9 million in assets.

Pursuant to the Second Amended and Restated Investment Advisory Agreement, dated as of October 1, 2022 (the “Advisory Agreement”) between the Adviser and the funds, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the fund, manages both the investment operations of the fund and the composition of the fund’s portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is bound to keep certain books and records of the fund. The services of the Adviser are not exclusive under the terms of the Advisory Agreement and the Adviser is free to, and does, render management services to others.

Pursuant to the Advisory Agreement, as of October 1, 2022, the Adviser charges a management fee and an administrative fee, which is designed to pay substantially all the fund’s expenses and to compensate the Adviser for providing services for the fund, as set forth below:

Fund	Management Fee Percentage of Average Daily Assets	Administrative Fee Percentage of Average Daily Assets
VELA Income Opportunities Fund	0.50%	0.42%

Prior to October 1, 2022, the Adviser charged an administrative fee of 0.45% of the fund’s average daily net assets.

Out of the administrative fee, the Adviser pays substantially all expenses of the fund, including all organizational, offering and operating expenses (other than expenses specifically assumed by a fund) of the fund, including the compensation and expenses of any employees of the fund and of any other persons rendering any services to the fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by such fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend and dispersing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of such fund; fees and expenses payable to third parties including but not limited to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, for shareholder servicing, sub-accounting, sub-transfer agency, and related administrative recordkeeping services performed by such entities in connection with their customers who are investors in a Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the fund; fees and expenses of the non-interested trustees; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the fund’s current shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy solicitations; and all other operating expenses not specifically assumed by the fund.

The fund will be required to pay the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fund will pay all expenses, if any, which may be incurred pursuant to the fund’s Rule 12b-1 Distribution Plan.

The term of the Advisory Agreement is one year. The Board of Trustees, the shareholders of the fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ written notice.

Disclosure of the basis for the Board’s approval of the Advisory Agreement will be available in the fund’s first Semi-Annual Report or Annual Report, as applicable, after the fund commences investment operations.

The following paragraph is added immediately after the subsection entitled “Distribution Plan” within the section entitled “Your Account” on page 20 of the Prospectus:

Other Payments by the Fund

The fund may enter into agreements with financial intermediaries pursuant to which the fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are based on either (1) a percentage of the average daily net assets of fund shareholders serviced by a financial intermediary, or (2) the number of fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the fund may pay to financial intermediaries pursuant to the fund’s distribution plan, if any.

* * * * *

This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus, each dated March 30, 2022, and should be read in conjunction with those documents. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.

VELA FUNDS

(the “Trust”)

VELA Income Opportunities Fund

(the “Fund”)

(a series of VELA Funds)

Supplement dated September 30, 2022

to the Statement of Additional Information (“SAI”)

dated March 30, 2022

This Supplement updates and supersedes any contrary information contained in the SAI.

Effective October 1, 2022, VELA Investment Management, LLC, will reduce the contractual administrative fee for the Fund from an annual rate of 0.45% to 0.42% of the Fund’s average daily net assets of Class A and Class I shares. Accordingly, the SAI is updated as follows:

The section entitled “The Investment Adviser” beginning on page 19 of SAI is deleted in its entirety and replaced with the following:

VELA Investment Management, LLC, 220 Market Street, Suite 208, New Albany, Ohio 43054 (the “Adviser”) is the Investment Adviser for the Trust.

Pursuant to the Second Amended and Restated Investment Advisory Agreement dated as of October 1, 2022 (the “Advisory Agreement”) between the Adviser and the Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund’s portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the Fund. The services of the Adviser are not exclusive under the terms of the Advisory Agreement and the Adviser is free to, and does, render management services to others.

Pursuant to the Advisory Agreement, as of October 1, 2022, the Adviser charges a management fee and an administrative fee, which is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund, as set forth below:

Fund	Management Fee Percentage of Average Daily Net Assets	Administrative Fee Percentage of Average Daily Net Assets
VELA Income Opportunities Fund	0.50%	0.42%

Prior to October 1, 2022, the Adviser charged an administrative fee of 0.45% of the Fund’s average daily net assets.

Out of the administrative fee, the Adviser pays substantially all expenses of the Fund, including all organizational, offering and operating expenses (other than expenses specifically assumed by the Fund) of the Fund, including the compensation and expenses of any employees of the Fund and of any other persons rendering any services to the Fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by such Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend and dispersing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of such Fund; fees and expenses payable to third parties including but not limited to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, for shareholder servicing, sub-accounting, sub-transfer agency, and related administrative recordkeeping services performed by such entities in connection with their customers who are investors in a Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; fees and expenses of the non-interested trustees; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy solicitations; and all other operating expenses not specifically assumed by the Fund.

The Fund will be required to pay the management fee; brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will pay all expenses, if any, which may be incurred pursuant to the Fund’s Rule 12b-1 Distribution Plan.

The term of the Advisory Agreement is one year. The Board of Trustees, the shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ written notice. Disclosure of the basis for the Board’s approval of the Advisory Agreement with respect to the Fund will be available in the Fund’s first Semi-Annual Report or Annual Report, as applicable, after the Fund commences operations.

Because the Fund had not commenced investment operations prior to its fiscal year ended September 30, 2021, it does not have any management fees or administrative fees to report.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The following section is added immediately after the section entitled “Distribution Plan” beginning page 28 of the SAI:

OTHER PAYMENTS BY THE FUNDS

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to financial intermediaries pursuant to the Fund’s distribution plan, if any.

* * * * *

This supplement provides new information beyond that contained in the SAI and should be read in conjunction with the SAI. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.